CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 126,971	$ 166,912	$ 4,888,302	$ 719,267
Operating Expenses:
Cost of revenues	49,125	69,667	1,144,991	732,213
Patent amortization expense	377,745	387,585	1,530,110	1,400,540
General and administrative	1,595,221	2,825,560	7,532,240	11,728,973
Total operating expenses	2,022,091	3,282,812	10,207,341	13,861,726
Loss from operations	(1,895,120)	(3,115,900)	(5,319,039)	(13,142,459)
Other income (expense):
Gain (loss) on debt extinguishment	2,434,661	(2,268,373)	(2,268,373)	(5,643,607)
Impairment of acquired contract			0	(686,350)
Decrease in fair value of derivative liabilities	(2,795)	6,886	67,439	783,129
Other income	0	37	2,137	242
Interest expense, net	(1,028,583)	(1,248,483)	(4,229,754)	(1,393,109)
Total other income (expense), net	1,403,283	(3,509,933)	(6,428,551)	(6,939,695)
Loss before provision for income taxes	(491,837)	(6,625,833)	(11,747,590)	(20,082,154)
Provision for income taxes	0	0	(14,041)	2,400
Net loss	(491,837)	(6,625,833)	(11,733,549)	(20,084,554)
Deemed dividend on preferred stock	(466,667)	0	0	(436,916)
Net loss attributable to common shareholders	$ (958,504)	$ (6,625,833)	$ (11,733,549)	$ (20,521,470)
Basic and diluted loss per share	$ (0.23)	$ (2.47)	$ (3.41)	$ (11.52)
Weighted average shares outstanding, basic and diluted	4,155,382	2,687,958	3,443,369	1,781,308